Inventories (Tables) (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
DisclosureOfInventoriesLineItems [Line Items]
Disclosure of Detailed Information About Inventories

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Finished goods	31,451	37,904	37,998	46,424
Provision for impairment	(338)	(153)	(426)	(764)
	31,113	37,751	37,572	45,660